FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Liquidity risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Loans, financing and debentures
Maturity analysis for managing liquidity risk
Financial liabilities	R$ 77,157,114	R$ 71,806,698
Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities	8,572	1,912,423
Obligations of Law No. 14,182/2021
Maturity analysis for managing liquidity risk
Financial liabilities	80,817,017	78,718,856
Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities	2,963,867	3,517,173
Leases
Maturity analysis for managing liquidity risk
Financial liabilities	240,238	774,461
Shareholders remuneration
Maturity analysis for managing liquidity risk
Financial liabilities	1,522,866	924,644
Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	846,431	483,662
Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	163,556,105	158,137,917
2024 | Loans, financing and debentures
Maturity analysis for managing liquidity risk
Financial liabilities	16,742,978	11,305,856
2024 | Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities	8,572	1,912,423
2024 | Obligations of Law No. 14,182/2021
Maturity analysis for managing liquidity risk
Financial liabilities	2,196,092	1,486,080
2024 | Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities	2,963,867	3,517,173
2024 | Leases
Maturity analysis for managing liquidity risk
Financial liabilities	48,482	227,819
2024 | Shareholders remuneration
Maturity analysis for managing liquidity risk
Financial liabilities	1,522,866	924,644
2024 | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	51,266	33,660
2024 | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	23,534,123	19,407,655
1 to 2 years | Loans, financing and debentures
Maturity analysis for managing liquidity risk
Financial liabilities	13,246,030	20,906,210
1 to 2 years | Obligations of Law No. 14,182/2021
Maturity analysis for managing liquidity risk
Financial liabilities	2,832,052	2,094,252
1 to 2 years | Leases
Maturity analysis for managing liquidity risk
Financial liabilities	75,682	239,099
1 to 2 years | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	248,689	38,140
1 to 2 years | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	16,402,453	23,277,701
2 to 5 years | Loans, financing and debentures
Maturity analysis for managing liquidity risk
Financial liabilities	25,311,936	12,091,000
2 to 5 years | Obligations of Law No. 14,182/2021
Maturity analysis for managing liquidity risk
Financial liabilities	11,675,962	9,931,788
2 to 5 years | Leases
Maturity analysis for managing liquidity risk
Financial liabilities	49,138	219,053
2 to 5 years | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	125,804	82,345
2 to 5 years | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	37,162,840	22,324,186
After 2028 | Loans, financing and debentures
Maturity analysis for managing liquidity risk
Financial liabilities	21,856,170	27,503,632
After 2028 | Obligations of Law No. 14,182/2021
Maturity analysis for managing liquidity risk
Financial liabilities	64,112,911	65,206,735
After 2028 | Leases
Maturity analysis for managing liquidity risk
Financial liabilities	66,936	88,490
After 2028 | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities	420,672	329,517
After 2028 | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	R$ 86,456,689	R$ 93,128,374